Stock-based Compensation - Schedule of Changes in Nonvested Stock Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Time-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Shares, Beginning balance	23,937,000	5,678,750	4,227,000
Shares Granted	46,521,000	24,345,000	4,450,000
Shares Vested	(6,169,750)	(1,708,500)	(802,750)
Shares Forfeited	(8,322,500)	(4,378,250)	(2,195,500)
Non-vested Shares, Ending balance	55,965,750	23,937,000	5,678,750
Weighted Average Exercise Price, Non-vested (in Dollars per share)	$ 0.84	$ 0.13	$ 0.38
Weighted Average Exercise Price, Granted (in Dollars per share)	1.81	0.88	0.06
Weighted Average Exercise Price, Vested (in Dollars per share)	0.78	0.24	0.41
Weighted Average Exercise Price, Forfeited (in Dollars per share)	1.64	0.24	0.64
Weighted Average Exercise Price, Non-vested (in Dollars per share)	$ 1.28	$ 0.84	$ 0.13
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Shares, Beginning balance	25,000
Shares Granted	20,468,400	525,000
Shares Vested	(20,065,800)	(500,000)
Non-vested Shares, Ending balance	427,600	25,000
Weighted Average Exercise Price, Non-vested (in Dollars per share)	$ 0.75
Weighted Average Exercise Price, Granted (in Dollars per share)	1.66	$ 0.75
Weighted Average Exercise Price, Vested (in Dollars per share)	1.68	0.75
Weighted Average Exercise Price, Non-vested (in Dollars per share)	$ 1.79	$ 0.75